CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, Rp in Billions	Attributable to owners of the parent company IDR (Rp)	Capital stock IDR (Rp)	Additional paid-in capital IDR (Rp)	Treasury stock IDR (Rp)	Retained earnings IDR (Rp)	Other reserves IDR (Rp)	Non-controlling interests IDR (Rp)	USD ($)	IDR (Rp)
Balance at Dec. 31, 2014	Rp 67,646	Rp 5,040	Rp 2,421	Rp (3,836)	Rp 63,798	Rp 223	Rp 18,286		Rp 85,932
Net comprehensive income for the year
Profit for the year	15,451				15,451		7,819		23,270
Other comprehensive income	552				427	125	(59)		493
NET COMPREHENSIVE INCOME FOR THE YEAR	16,003				15,878	125	7,760		23,763
Transactions with owners recorded directly in equity
Cash dividends	(8,783)				(8,783)		(7,831)		(16,614)
Sale of treasury stock	68		36	32					68
Issuance of new shares of subsidiary							5		5
Acquisition of a business							29		29
Net transactions with owners	(8,715)		36	32	(8,783)		(7,797)		(16,512)
Balance at Dec. 31, 2015	74,934	5,040	2,457	(3,804)	70,893	348	18,249		93,183
Net comprehensive income for the year
Profit for the year	19,333				19,333		9,816		29,149
Other comprehensive income	(2,021)				(1,980)	(41)	(78)		(2,099)
NET COMPREHENSIVE INCOME FOR THE YEAR	17,312				17,353	(41)	9,738		27,050
Transactions with owners recorded directly in equity
Cash dividends	(11,213)				(11,213)		(7,058)		(18,271)
Sale of treasury stock	3,259		1,996	1,263					3,259
Issuance of new shares of subsidiary							183		183
Acquisition of a business							10		10
Acquisition of non-controlling interests	(129)					(129)	(9)		(138)
Net transactions with owners	(8,083)		1,996	1,263	(11,213)	(129)	(6,874)		(14,957)
Balance at Dec. 31, 2016	84,163	5,040	4,453	(2,541)	77,033	178	21,113		105,276
Net comprehensive income for the year
Profit for the year	22,120				22,120		10,550	$ 2,410	32,670
Other comprehensive income	(2,193)				(2,241)	48	(139)	(171)	(2,332)
NET COMPREHENSIVE INCOME FOR THE YEAR	19,927				19,879	48	10,411	2,239	30,338
Transactions with owners recorded directly in equity
Cash dividends	(11,627)				(11,627)		(12,355)		(23,982)
Issuance of new shares of subsidiary							50		50
Acquisition of a business	4					4	145		149
Net transactions with owners	(11,623)				(11,627)	4	(12,160)		(23,783)
Balance at Dec. 31, 2017	Rp 92,467	Rp 5,040	Rp 4,453	Rp (2,541)	Rp 85,285	Rp 230	Rp 19,364	$ 8,242	Rp 111,831